Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Value | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 0	$ 286,500
Carrying Value | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	498,887	498,369
Carrying Value | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	729,458	736,206
Carrying Value | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	750,000	750,000
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2015 Senior Unsecured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	0	284,351
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2017 Senior Secured Bonds
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	250,000	447,500
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2018 Senior Secured Term Loan B
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	307,125	614,551
Estimated Fair Value | Fair Value, Inputs, Level 2 | 2020 Senior Secured Notes
Debt Instrument, Fair Value Disclosure [Abstract]
Long-term debt	$ 322,500	$ 600,000